Subsequent events - Summary of Number of Shares to be Increased by Stock Split (Detail) - Implementation of stock split of common stock [member]	May 14, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Total number of issued shares before stock split	1,248,619,589
Number of shares to be increased by stock split	4,994,478,356
Total number of issued shares following stock split	6,243,097,945
Total number of authorized shares following stock split	18,000,000,000